SUBSEQUENT EVENTS - Dissolution of Xishe (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Xi She (Tianjin) Culture and Media Co., Ltd. | Major Customers | Revenue from Contract with Customer Benchmark [Member]
Subsequent Event [Line Items]
Percentage of total revenue	1.30%	1.80%